Other Current Liabilities (Tables)	9 Months Ended
Sep. 30, 2024
Other Liabilities Disclosure [Abstract]
Schedule of other current liabilities
Other current liabilities are comprised of the following:

(in thousands of $)	September 30, 2024	December 31, 2023
Day 1 gain deferred revenue - current portion (1) (note 19)	(12,783)	(12,783)
Deferred revenue	(5,398)	(4,220)
Current portion of operating lease liability	(1,578)	(1,462)
Other payables (2)	(10,605)	(32,485)
Other current liabilities	(30,364)	(50,950)
(1) Current portion of Day 1 gain deferred on initial recognition of the oil and gas derivative instruments embedded in the LTA (note 5). As of September 30, 2024, the Day 1 gain deferred revenue - current portion relating to FLNG Hilli’s oil and gas derivative instruments is $10.0 million and $2.8 million, respectively (December 31, 2023: $10.0 million and $2.8 million).
(2) Included in “Other payables” as of September 30, 2024 and December 31, 2023 is pre-commissioning contractual cash flow in relation to the Gimi LOA of $nil and $30.5 million respectively (note 14).